Income Taxes - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Income Taxes [Line Items]
Deferred tax assets related to net operating loss carry forwards	¥ 271,262,828	$ 39,329,413
Deferred tax assets related to net operating loss carry forwards, beginning expire year if not utilized	2023
Deferred tax assets related to net operating loss carry forwards, ending expire year if not utilized	2032
Cumulative amount of the temporary differences in respect of investments in foreign subsidiaries	¥ 1,848,000,000	$ 268,000,000	¥ 1,951,000,000
Enterprise Income Tax Law [Member]
Income Taxes [Line Items]
Income tax rate	10.00%
Percentage of withholding tax applicable	10.00%
Hong Kong [Member]
Income Taxes [Line Items]
Withholding tax amount	¥ 0
Income tax rate	16.50%
Cayman Islands [Member]
Income Taxes [Line Items]
Withholding tax amount	¥ 0